[logo] M F S(R)
INVESTMENT MANAGEMENT

                     MFS(R) MONEY MARKET FUND
                     MFS(R) GOVERNMENT
                     MONEY MARKET FUND
                     ANNUAL REPORT o AUGUST 31, 2002

TABLE OF CONTENTS

Letter from the Chairman ..................................................  1
Management Review and Outlook .............................................  3
Portfolios of Investments .................................................  7
Financial Statements .....................................................  10
Notes to Financial Statements ............................................  14
Independent Auditors' Report .............................................. 17
Trustees and Officers ..................................................... 19

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MFS(R) PRIVACY POLICY

At MFS(R), we are committed to protecting your privacy.

On behalf of the MFS Family of Funds(R), the MFS(R) Institutional Trusts, the Vertex(SM) Funds, Massachusetts Financial Services Company, and certain affiliates(1) (collectively, "MFS," "we," "us" or "our"), this privacy policy outlines certain of our policies designed to maintain the privacy of your nonpublic personal information.

Nonpublic personal information includes much of the information you provide to us and the related information about you and your transactions involving your MFS investment product or service. Examples of nonpublic personal information include the information you provide on new account applications for MFS investment products or services, your share balance or transactional history, and the fact that you are a customer of MFS.

We may collect nonpublic personal information about you from the following sources:

  o information we receive from you on applications or other forms

  o information about your transactions with us, our affiliates, or others, and

  o information we receive from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may disclose all of the information we collect, as described above, to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing arrangements.

We restrict access to nonpublic personal information about you to personnel who are necessary or appropriate to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

Our privacy policy applies only to individual MFS investors who have a direct relationship with us. If you own MFS products or receive MFS investment services in the name of a third-party broker-dealer, bank, investment adviser or other financial service provider, that third-party's privacy policies may apply to you and our privacy policy may not.

If you have any questions with respect to MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

(1) MFS Institutional Advisors, Inc., Vertex Investment Management, Inc., MFS Original Research Advisors, LLC, MFS Original Research Partners, LLC, MFS(R) Heritage Trust Company(SM), and MFS Fund Distributors, Inc.
-------------------------------------------------------------------------------

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NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT                       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN

[Photo of Jeffrey L. Shames]
      Jeffrey L. Shames

Dear Shareholders,
As I write this, it is just over a year since the attacks of September 11 dealt a sharp blow to the American people and to an already-weak U.S. economy. When the markets seemed to be recovering as a new year began, a series of corporate scandals hammered at the economy and at investor confidence. In the midst of all this, the American consumer has managed almost single-handedly to keep the U.S. economy from falling back into recession.

A RELAY RACE
As summer fades into fall, we could describe the state of the U.S. economy as a relay race against time involving two runners: the consumer, whose spending has fueled the beginning of a recovery, and corporate spending, which has yet to contribute much to the recovery. The hope is that corporate spending kicks in so that the consumer can pass the baton before running out of steam. At this point, we see little visibility, or ability to predict the near-term direction of consumer spending or corporate spending and profits. The result is that the economy seems to us to be in a holding pattern as we wait for clear signs that things are improving.

REASONS FOR OPTIMISM
Optimists would point out that wages have been rising over the past year, according to the U.S. Labor Department. This, in combination with historically low interest rates and inflation, may enable the consumer to keep spending. In the corporate arena, our research indicates that business spending overall has at least stopped falling and that corporate earnings and spending could trend upward in late 2002 and next year.

Pessimists, however, would counter that visibility of corporate profits remains very murky, that corporations could resort to further layoffs if profits languish, and that the potential for war with Iraq adds to market uncertainty. The fact is that the near-term direction of the market or the economy is uncertain. But history has shown that both are cyclical -- downturns have always been followed by upturns.

STAYING THE COURSE
With the economy in a holding pattern and markets extremely volatile, we think it's important to remember the familiar investment strategies that we believe apply in any market: Think long term. Be diversified. See crises as opportunities. That's how we'd describe our approach to this volatile environment -- which we think plays to our strength as research-based, bottom-up, long-term investors.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

September 17, 2002

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

MANAGEMENT REVIEW AND OUTLOOK

[Photo of Terri A. Vittozzi]
     Terri A. Vittozzi

Dear Shareholders,
The seven-day annualized yield on an investment in MFS(R) MONEY MARKET FUND at the beginning of the period was 3.08% compared to 1.30% at the end of the period. The seven-day annualized yield on an investment in MFS(R) GOVERNMENT MONEY MARKET FUND at the beginning of the period was 2.92% versus 1.11% at the end of the period.

A PERIOD OF FLAT INTEREST RATES
The federal funds rate continued a decline that began in 2001 and dropped another 175 basis points from 3.50% in September 2001 to 1.75% by the end of March. Since then, the Federal Reserve Board (the Fed) has held rates steady. Clearly, this had a major impact on the income your funds provided.

Early in the period, we had extended fund maturity ranges from 60 to 90 days as rates declined. However, the flat rates since March made it possible to keep the funds in a neutral stance with average maturities targeted at 50 to 55 days. At the end of the period, approximately 79% of the MFS Money Market Fund was invested in high-quality commercial paper, with the balance invested in U.S. government or government guaranteed issues, which we believe helps to provide security against credit risk. MFS Government Money Market Fund invested 100% of its assets in securities issued or guaranteed by the U.S. Treasury, agencies, or instrumentalities of the U.S. Government, including repurchase agreements collateralized by such securities.

ADDED FLEXIBILITY FOR MFS MONEY MARKET FUND
In January 2002, MFS Money Market Fund was permitted to invest in asset-backed commercial paper and to increase the maximum foreign position of U.S. dollar-denominated issues from 20% to 35%. The added flexibility helped the fund when the U.S. supply of commercial paper dried up due to a weak economy and a lack of short-term corporate capital expenditures. The U.S. dollar-denominated foreign issues gave us access to a more reliable supply with no currency exposure. Normally, we expect to keep this portion of the fund in the 20% to 25% range.

OUTLOOK FOR FLAT RATES
We don't anticipate any activity by the Federal Reserve. If the current state of the economy continues, we see no reason for the Fed to either lower or raise rates. Weak economic numbers, a significant rise in unemployment, or drops in consumer spending are some of the factors that may trigger a rate cut. If the economic news becomes more positive and the markets become calmer, then we may think about extending fund maturities. Until then, we'll maintain our current wait-and-see positioning and look to take advantage of opportunities as they arise.

    Respectfully,

/s/ Terri A. Vittozzi

    Terri A. Vittozzi
    Portfolio Manager

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

The portfolio is actively managed, and current holdings may be different.

Yields quoted above are based on the latest seven days ended with dividends annualized. The yield quotations more closely reflect the current earnings of the portfolios than a total return quotation would.

Past performance is no guarantee of future results.

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   PORTFOLIO MANAGER'S PROFILE
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   TERRI A. VITTOZZI IS A PORTFOLIO MANAGER AT MFS INVESTMENT MANAGEMENT(R)
   (MFS(R)). SHE MANAGES THE MONEY MARKET PORTFOLIOS OF OUR MUTUAL FUNDS, OFFSHORE INVESTMENT PRODUCTS, AND VARIABLE ANNUITIES. TERRI JOINED MFS
   IN 1992. SHE HELD VARIOUS POSITIONS AT MFS INCLUDING PORTFOLIO SETTLEMENTS COORDINATOR AND MONEY MARKET TRADER BEFORE BEING NAMED ASSISTANT PORTFOLIO MANAGER IN 2000 AND PORTFOLIO MANAGER IN JANUARY 2001. TERRI EARNED A BACHELOR'S DEGREE FROM BABSON COLLEGE AND A MASTER OF BUSINESS ADMINISTRATION DEGREE FROM BENTLEY COLLEGE.

   ALL PORTFOLIO MANAGERS AT MFS ARE SUPPORTED BY AN INVESTMENT STAFF OF
   OVER 160 PROFESSIONALS UTILIZING MFS ORIGINAL RESEARCH(R), A GLOBAL, ISSUER-ORIENTED, BOTTOM-UP PROCESS OF SELECTING SECURITIES.
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This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. A prospectus containing more information, including charges and expenses, for any MFS product is available from your investment professional or by calling MFS at 1-800-225-2606. Please read it carefully before investing or sending money.

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   FUND FACTS
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  OBJECTIVE:               SEEK AS HIGH A LEVEL OF CURRENT INCOME AS IS
                           CONSIDERED CONSISTENT WITH THE PRESERVATION OF CAPITAL AND LIQUIDITY.

  COMMENCEMENT OF
  INVESTMENT OPERATIONS:   MFS MONEY MARKET FUND(1)(2)(3) -- DECEMBER 19, 1975
                           MFS GOVERNMENT MONEY MARKET FUND(2)(3) --
                           FEBRUARY 26, 1982

  SIZE:                    MFS MONEY MARKET FUND -- $2.0 BILLION NET ASSETS AS
                           OF AUGUST 31, 2002
                           MFS GOVERNMENT MONEY MARKET FUND -- $54.7 MILLION NET ASSETS AS OF AUGUST 31, 2002
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RISK CONSIDERATIONS

(1) Investments in foreign and/or emerging market securities may be unfavorably affected by interest-rate and currency-exchange-rate changes, as well as by market, economic, and political conditions of the countries where investments are made. There may be greater returns but also greater risk than with U.S. investments.

(2) Government guarantees apply to the underlying securities only and not to the prices and yields of the portfolio.

(3) Investments in the portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment, it is possible to lose money by investing in the portfolio. The portfolio's yield will fluctuate with changes in market conditions.

These risks may increase share price volatility. Please see the prospectus for details.

PORTFOLIO OF INVESTMENTS  -- August 31, 2002,

MFS Money Market Fund

Commercial Paper - 79.4%
-------------------------------------------------------------------------------------------------------------
                                                                      PRINCIPAL AMOUNT
ISSUER                                                                   (000 OMITTED)                  VALUE
-------------------------------------------------------------------------------------------------------------
  Abbey National North America, due 9/03/02                                   $ 75,951         $   75,943,067
  AES Hawaii, Inc., due 9/20/02                                                 21,224             21,204,061
  American General Finance Corp., due 1/29/03                                   50,000             49,618,750
  Banco Nacional de Comercio, due 10/17/02                                      20,000             19,954,767
  Barclay's Bank PLC, due 10/17/02                                              26,043             25,983,767
  Barton Capital Corp., due 9/06/02 - 10/17/02                                  50,766             50,716,113
  Bayer Hypo IBF, due 10/29/02                                                  10,000             10,000,079
  Blue Ridge Asset, due 9/05/02                                                  7,500              7,498,475
  Citigroup, Inc., due 9/03/02 - 11/22/02                                       56,163             55,987,469
  Corporate Asset Fund, due 9/04/02 - 11/22/02                                  50,000             49,896,597
  CXC, Inc., due 11/22/02                                                       39,575             39,421,757
  Delaware Funding Corp., due 9/13/02                                           44,311             44,285,447
  Dexia Delaware, due 11/25/02                                                  40,000             39,837,556
  Edison Asset Securitization LLC, due 9/03/02 - 11/12/02                       76,029             75,942,919
  Enterprise Funding Corp., due 9/11/02 - 11/06/02                              32,148             32,100,331
  Falcon Asset Securitization, due 9/20/02 - 12/18/02                           40,664             40,539,719
  Fcar Owner Trust Series, due 10/03/02                                         40,000             39,936,000
  General Electric Capital Corp., due 9/03/02 - 12/10/02                        76,228             75,942,372
  Goldman Sachs Group, Inc., due 9/17/02                                         3,000              3,002,814
  Govco, Inc., due 9/09/02 - 9/23/02                                            56,450             56,413,339
  HBOS, due 10/25/02                                                            30,000             30,000,448
  ING America Insurance Holdings, due 9/19/02 - 10/18/02                        52,150             52,082,123
  Kittyhawk Funding Corp., due 9/03/02 - 9/12/02                                58,629             58,607,043
  Louis Dreyfus Corp., due 9/09/02                                              17,500             17,493,194
  Morgan (J.P.) & Co., Inc., due 10/07/02                                       17,033             17,002,511
  New Center Asset Trust, due 9/04/02 - 11/08/02                                78,277             78,165,369
  Old Line Funding Corp., due 9/13/02 - 11/07/02                                53,440             53,376,900
  Preferred Receivables Funding, due 9/16/02 - 10/04/02                         52,350             52,288,469
  Private Export Funding Corp., due 9/19/02                                     18,000             17,980,650
  Prudential Funding Corp., due 9/03/02                                         75,951             75,943,067
  Sheffield Receivables Corp., due 9/03/02 - 11/15/02                           71,312             71,251,318
  Societe Generale, due 11/15/02                                                21,227             21,151,379
  Swedbank Forenings, due 10/10/02                                              30,000             29,941,500
  Thunder Bay Funding, Inc., due 9/18/02 - 10/07/02                             64,256             64,165,681
  Trident Capital Finance, Inc., due 9/04/02 - 10/01/02                         27,567             27,550,295
  UBS Finance, Inc., due 9/03/02                                                75,951             75,943,067
-------------------------------------------------------------------------------------------------------------
Total Commercial Paper, at Amortized Cost                                                      $1,557,168,413
-------------------------------------------------------------------------------------------------------------

U.S. Government and Agency Obligations - 7.1%
-------------------------------------------------------------------------------------------------------------
  Federal Home Loan Bank, due 12/26/02 - 1/15/03                              $ 18,000         $   17,890,700
  Federal Home Loan Mortgage Corp., due 9/20/02 - 2/27/03                       38,925             38,754,950
  Federal National Mortgage Assn., due 9/25/02 - 11/05/02                       83,500             83,351,079
-------------------------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations, at Amortized Cost                                $  139,996,729
-------------------------------------------------------------------------------------------------------------

Repurchase Agreements - 10.3%
-------------------------------------------------------------------------------------------------------------
  Goldman Sachs, dated 8/30/02, due 9/03/02, total to be recieved
    $189,876,600 (secured by various U.S. Treasury and Federal
    Agency obligations in a jointly traded account)                           $189,838         $  189,838,000
  Merrill Lynch, dated 8/30/02, due 9/03/02, total to be recieved
    $12,068,413 (secured by various U.S. Treasury and Federal
    Agency obligations in a jointly traded account)                             12,066             12,066,000
-------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements, at Cost                                                           $  201,904,000
-------------------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                                 $1,899,069,142

Other Assets, Less Liabilities - 3.2%                                                              63,090,109
-------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                            $1,962,159,251
-------------------------------------------------------------------------------------------------------------

See notes to financial statements.

PORTFOLIO OF INVESTMENTS -- August 31, 2002

MFS Government Money Market Fund
U.S. Government and Agency Obligations - 82.6%
------------------------------------------------------------------------------------------------------------
                                                                        PRINCIPAL AMOUNT
ISSUER                                                                     (000 OMITTED)               VALUE
------------------------------------------------------------------------------------------------------------
  Federal Home Loan Bank, due 9/04/02 - 1/15/03                                  $15,900         $15,833,113
  Federal Home Loan Mortgage Corp., due 9/24/02 - 2/27/03                         12,483          12,440,747
  Federal National Mortgage Assn., due 9/18/02 - 11/13/02                         13,940          13,911,391
  Student Loan Marketing Assn., due 10/01/02                                       3,000           2,995,800
------------------------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations, at Amortized Cost                                  $45,181,051
------------------------------------------------------------------------------------------------------------

Repurchase Agreements - 17.4%
------------------------------------------------------------------------------------------------------------
  Goldman Sachs, dated 8/30/02, due 9/03/02, total to be received
    $5,463,278 (secured by various U.S. Treasury and Federal Agency
    obligations in a jointly traded account)                                     $ 5,463         $ 5,463,000
  Merrill Lynch, dated 8/30/02, due 9/03/02, total to be received
    $4,081,204 (secured by various U.S. Treasury and Federal Agency
    obligations in a jointly traded account)                                       4,081           4,081,000
------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements, at Cost                                                             $ 9,544,000
------------------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                                   $54,725,051

Other Assets, Less Liabilities -                                                                      15,754
------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                              $54,740,805
------------------------------------------------------------------------------------------------------------

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities
------------------------------------------------------------------------------------------------------------
                                                                    MFS MONEY                 MFS GOVERNMENT
AUGUST 31, 2002                                                   MARKET FUND              MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------
Assets:
  Investments, at amortized cost and value                     $1,697,165,142                    $45,181,051
  Repurchase agreements, at cost and value                        201,904,000                      9,544,000
                                                               --------------                    -----------
      Total investments, at amortized cost and value           $1,899,069,142                    $54,725,051
  Cash                                                                    596                             21
  Receivable for fund shares sold                                  71,138,760                         95,621
  Interest receivable                                                 450,572                            964
  Other assets                                                        124,525                            520
                                                               --------------                    -----------
      Total assets                                             $1,970,783,595                    $54,822,177
                                                               --------------                    -----------
Liabilities:
  Distributions payable                                            $  203,128                       $  3,252
  Payable for fund shares reacquired                                8,081,324                         39,483
  Payable to affiliates -
    Management fee                                                     42,541                          1,505
    Shareholder servicing agent fee                                    10,585                            301
  Accrued expenses and other liabilities                              286,766                         36,831
                                                               --------------                    -----------
      Total liabilities                                          $  8,624,344                      $  81,372
                                                               --------------                    -----------
Net assets (represented by paid-in capital)                    $1,962,159,251                    $54,740,805
                                                               ==============                    ===========
Shares of beneficial interest outstanding                       1,962,159,251                     54,740,805
                                                                =============                     ==========
Net asset value, offering price, and redemption price per share
  (net assets / shares of beneficial interest outstanding)         $1.00                            $1.00
                                                                   =====                            =====

See notes to financial statements.

Statements of Operations
-------------------------------------------------------------------------------

MFS Money Market Fund
-------------------------------------------------------------------------------
YEAR ENDED AUGUST 31, 2002
-------------------------------------------------------------------------------
Net investment income (loss):
  Interest income                                                   $35,201,365
                                                                    -----------
  Expenses -
    Management fee                                                  $ 6,353,196
    Trustees' compensation                                               95,251
    Shareholder servicing agent fee                                   1,528,700
    Administrative fee                                                  140,126
    Custodian fee                                                       518,896
    Printing                                                            158,147
    Postage                                                             242,193
    Auditing fees                                                        19,034
    Legal fees                                                           11,476
    Miscellaneous                                                     1,237,239
                                                                    -----------
      Total expenses                                                $10,304,258
    Fees paid indirectly                                               (379,752)
                                                                    -----------
      Net expenses                                                  $ 9,924,506
                                                                    -----------
        Net investment income                                       $25,276,859
                                                                    ===========

MFS Government Money Market Fund
-------------------------------------------------------------------------------
YEAR ENDED AUGUST 31, 2002
-------------------------------------------------------------------------------

Net investment income (loss):
  Interest income                                                    $1,391,010
                                                                     ----------
  Expenses -
    Management fee                                                   $  297,999
    Trustees' compensation                                               18,607
    Shareholder servicing agent fee                                      59,599
    Administrative fee                                                    4,960
    Custodian fee                                                        25,177
    Printing                                                              4,717
    Postage                                                               8,172
    Auditing fees                                                        18,558
    Legal fees                                                            8,270
    Miscellaneous                                                        39,816
                                                                     ----------
      Total expenses                                                 $  485,875
    Fees paid indirectly                                                (22,280)
                                                                     ----------
      Net expenses                                                   $  463,595
                                                                     ----------
        Net investment income                                        $  927,415
                                                                     ==========

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Statements of Changes in Net Assets
------------------------------------------------------------------------------------------------------
MFS Money Market Fund
------------------------------------------------------------------------------------------------------
YEAR ENDED AUGUST 31,                                                 2002                        2001
------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income, declared as distributions
    to shareholders                                       $     25,276,859            $     71,995,565
                                                          ----------------            ----------------
Fund share (principal) transactions -
  Net proceeds from sale of shares                        $ 31,855,949,446            $ 38,658,653,548
  Shares issued in reinvestment of distributions                19,664,617                  53,660,050
  Shares reacquired                                        (31,374,556,186)            (38,163,842,723)
                                                          ----------------            ----------------
    Net increase in net assets from fund share
      transactions                                        $    501,057,877            $    548,470,875
Net assets:
  At beginning of period                                     1,461,101,374                 912,630,499
                                                          ----------------            ----------------
  At end of period                                        $  1,962,159,251            $  1,461,101,374
                                                          ================            ================

MFS Government Money Market Fund
------------------------------------------------------------------------------------------------------
YEAR ENDED AUGUST 31,                                                     2002                    2001
------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income, declared as distributions to
    shareholders                                                 $     927,415            $  2,664,466
                                                                 -------------            ------------
From share (principal) transactions -
  Net proceeds from sale of shares                               $ 132,389,549            $ 86,452,128
  Shares issued in reinvestment of distributions                       849,721               2,569,897
  Shares reacquired                                               (140,576,429)            (70,981,894)
                                                                 -------------            ------------
    Net increase (decrease) in net assets from fund
      share transactions                                         $  (7,337,159)           $ 18,040,131
Net assets:
  At beginning of period                                            62,077,964              44,037,833
                                                                 -------------            ------------
  At end of period                                               $  54,740,805            $ 62,077,964
                                                                 =============            ============

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights
------------------------------------------------------------------------------------------------------------------------------

MFS Money Market Fund
------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED AUGUST 31,                                    2002             2001            2000            1999            1998
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period                 $  1.00          $  1.00         $  1.00         $  1.00         $  1.00
                                                      -------          -------         -------         -------         -------
Income from investment operations -
  Net investment income                               $  0.02          $  0.05         $  0.05         $  0.04         $  0.05
Less distributions declared to shareholders
  from net investment income                            (0.02)           (0.05)          (0.05)          (0.04)          (0.05)
                                                      -------          -------         -------         -------         -------
Net asset value - end of period                       $  1.00          $  1.00         $  1.00         $  1.00         $  1.00
                                                      =======          =======         =======         =======         =======
Total return                                             1.67%            4.97%           5.58%           4.54%           5.03%
Ratios (to average net assets)/Supplemental data:
  Expenses##                                             0.68%            0.67%           0.66%           0.69%           0.74%
  Net investment income                                  1.66%            4.86%           5.38%           4.38%           4.88%
Net assets at end of period (000,000 Omitted)          $1,962           $1,461            $913          $1,080          $1,071

MFS Government Money Market Fund
------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED AUGUST 31,                                    2002             2001            2000            1999            1998
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period                 $  1.00          $  1.00         $  1.00         $  1.00         $  1.00
                                                      -------          -------         -------         -------         -------
Income from investment operations -
  Net investment income                               $  0.01          $  0.05         $  0.05         $  0.04         $  0.05
Less distributions declared to shareholders
  from net investment income                            (0.01)           (0.05)          (0.05)          (0.04)          (0.05)
                                                      -------          -------         -------         -------         -------
Net asset value - end of period                       $  1.00          $  1.00         $  1.00         $  1.00         $  1.00
                                                      =======          =======         =======         =======         =======
Total return                                             1.51%            4.71%           5.18%           4.35%           4.85%
Ratios (to average net assets)/Supplemental data:
  Expenses##                                             0.82%            0.90%           0.86%           0.78%           0.88%
  Net investment income                                  1.56%            4.55%           5.05%           4.26%           4.70%
Net assets at end of period (000 Omitted)             $54,741          $62,078         $44,038         $57,074         $44,843

## Ratios do not reflect reductions from certain expense offset arrangements.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization
MFS Money Market Fund and MFS Government Money Market Fund (the funds) are each a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations - Money market instruments are valued at amortized cost, which the Trustees have determined in good faith approximates market value. The funds' use of amortized cost is subject to the funds' compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

Repurchase Agreements - The funds may enter into repurchase agreements with institutions that the funds' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The funds require that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the funds to obtain those securities in the event of a default under the repurchase agreement. The funds monitor, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the funds under each such repurchase agreement. The funds, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes and tax reporting purposes in accordance with generally accepted accounting principles and federal income tax regulations, respectively.

Fees Paid Indirectly - The funds' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the funds. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The funds' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The funds distinguish between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

Tax Basis Components of Dividends - The tax character of distributions paid for the years ended August 31, 2002, and August 31, 2001, was as follows:

                                              MONEY MARKET FUND                   GOVERNMENT MONEY MARKET FUND
                                              ---------------------------------   ---------------------------------
                                              AUGUST 31, 2002   AUGUST 31, 2001   AUGUST 31, 2002   AUGUST 31, 2001
-------------------------------------------------------------------------------------------------------------------
Distributions declared from ordinary income       $25,276,859      $71,976,908           $927,415        $2,663,202

Tax Basis Components of Distributed Earnings - As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:


                              MONEY MARKET FUND    GOVERNMENT MONEY MARKET FUND
                              -----------------    ----------------------------
                                AUGUST 31, 2002                 AUGUST 31, 2002
-------------------------------------------------------------------------------
Undistributed ordinary income              $268,654                      $6,013

(3) Transactions with Affiliates
Investment Adviser - The funds have an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at the following annual rates:

          First $300 million of average net assets         0.50%
          Next $400 million of average net assets          0.45%
          Next $300 million of average net assets          0.40%
          Average net assets in excess of $1 billion       0.35%

Management fees incurred for the year ended August 31, 2002, were 0.42% and 0.50% of average daily net assets on an annualized basis for MFS Money Market Fund and MFS Government Money Market Fund, respectively.

The funds pay the compensation of the Independent Trustees in the form of both a retainer and attendance fees and pay no compensation directly to their Trustees who are officers of the investment adviser, or to officers of the funds, all of whom receive remuneration for their services to the funds from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees. Included in Trustees' compensation is a pension expense of $7,598 and $1,519 for inactive trustees for the year ended August 31, 2002 for MFS Money Market Fund and MFS Government Money Market Fund, respectively. Also included in Trustees' compensation is a one-time plan settlement expense of $55,874 and $12,400 for MFS Money Market Fund and MFS Government Money Market Fund, respectively.

Administrator - The funds have an administrative services agreement with MFS to provide the funds with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the funds pay MFS an administrative fee at the following annual percentages of the funds' average daily net assets:

          First $2 billion                                0.0175%
          Next $2.5 billion                               0.0130%
          Next $2.5 billion                               0.0005%
          In excess of $7 billion                         0.0000%

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the funds' average daily net assets at an annual rate of 0.10%.

(4) Portfolio Securities
Purchases and sales of money market investments, exclusive of securities subject to repurchase agreements, for MFS Money Market Fund, aggregated $37,027,776,406 and $36,624,157,248 respectively.

Purchases and sales of money market investments, exclusive of securities subject to repurchase agreements, for MFS Government Money Market Fund, aggregated $430,682,099 and $448,020,643, respectively.

(5) Shares of Beneficial Interest
The funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

(6) Line of Credit
The funds and other affiliated funds participate in a $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fees allocated to the MFS Money Market Fund and MFS Government Money Market Fund for the year ended August 31, 2002, were $16,257 and $624, respectively. The funds had no borrowings during the year.

INDEPENDENT AUDITORS' REPORT

To the Trustees of MFS Series Trust IV and Shareholders of MFS Money Market Fund and MFS Government Money Market Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MFS Government Money Market Fund and MFS Money Market Fund (two of the series comprising MFS Series Trust IV) (the "Trust") as of August 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of MFS Government Money Market Fund and MFS Money Market Fund as of August 31, 2002, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 3, 2002

-------------------------------------------------------------------------------
   FEDERAL TAX INFORMATION (Unaudited)
-------------------------------------------------------------------------------

   IN JANUARY 2003, SHAREHOLDERS WILL BE MAILED A FORM 1099-DIV REPORTING
   THE FEDERAL TAX STATUS OF ALL DISTRIBUTIONS PAID DURING THE CALENDAR
   YEAR 2002.
-------------------------------------------------------------------------------

MFS(R) MONEY MARKET FUND

MFS(R) GOVERNMENT MONEY MARKET FUND

The following tables present certain information regarding the Trustees and officers of MFS Series Trust IV, of which each fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

             NAME, AGE, POSITION WITH THE TRUST, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)
TRUSTEES
JEFFREY L. SHAMES* (born 06/02/55) Trustee,              ABBY M. O'NEILL (born 04/27/28) Trustee
Chairman and President                                   Private investor; Rockefeller Financial Services,
Massachusetts Financial Services Company, Chairman       Inc. (investment advisers), Chairman and Chief
and Chief Executive Officer                              Executive Officer

JOHN W. BALLEN* (born 09/12/59) Trustee                  LAWRENCE T. PERERA (born 06/23/35) Trustee
Massachusetts Financial Services Company,                Hemenway & Barnes (attorneys), Partner
President and Director
                                                         WILLIAM J. POORVU (born 04/10/35) Trustee
KEVIN J. PARKE* (born 12/14/59) Trustee                  Private investor; Harvard University Graduate
Massachusetts Financial Services Company, Chief          School of Business Administration, Class of 1961,
Investment Officer, Executive Vice President and         Adjunct Professor in Entrepreneurship Emeritus;
Director                                                 CBL & Associates Properties, Inc. (real estate
                                                         investment trust), Director
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38) Trustee
Surgery; Harvard Medical School, Professor of            Insight Resources, Inc. (acquisition planning
Surgery                                                  specialists), President; Wellfleet Investments
                                                         (investor in health care companies), Managing
THE HON. SIR J. DAVID GIBBONS, KBE (born 06/15/27)       General Partner (since 1993); Cambridge
Trustee                                                  Nutraceuticals (professional nutritional
Edmund Gibbons Limited (diversified holding              products), Chief Executive Officer (until May
company), Chief Executive Officer; Colonial              2001); Paragon Trade Brands, Inc. (disposable
Insurance Company Ltd., Director and Chairman;           consumer products), Director
Bank of Butterfield, Chairman (until 1997)
                                                         ELAINE R. SMITH (born 04/25/46) Trustee
WILLIAM R. GUTOW (born 09/27/41) Trustee                 Independent health care industry consultant
Private investor and real estate consultant;
Capitol Entertainment Management Company (video          WARD SMITH (born 09/13/30) Trustee
franchise), Vice Chairman                                Private investor; Sundstrand Corporation
                                                         (manufacturer of highly engineered products for
J. ATWOOD IVES (born 05/01/36) Trustee                   industrial and aerospace applications), Director
Private investor; KeySpan Corporation (energy            (until June 1999)
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee
and Chief Executive Officer (until November 2000)

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
  * "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

OFFICERS
JEFFREY L. SHAMES (born 06/02/55) Trustee,               RICHARD M. HISEY (born 08/29/58) Treasurer
Chairman and President                                   Massachusetts Financial Services Company, Senior
Massachusetts Financial Services Company, Chairman       Vice President (since July 2002); The Bank of New
and Chief Executive Officer                              York, Senior Vice President (September 2000 to
                                                         July 2002); Lexington Global Asset Managers, Inc.,
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant        Executive Vice President and General Manager
Secretary and Assistant Clerk                            (prior to September 2000)
Massachusetts Financial Services Company, Senior
Vice President and Associate General Counsel             ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
STEPHEN E. CAVAN (born 11/06/53) Secretary and           President
Clerk
Massachusetts Financial Services Company, Senior         JAMES O. YOST (born 06/12/60) Assistant Treasurer
Vice President, General Counsel and Secretary            Massachusetts Financial Services Company, Senior
                                                         Vice President
ROBERT R. FLAHERTY (born 09/18/63) Assistant
Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Gibbons, Sherratt and Smith, and Ms. O'Neill were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 117 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

INVESTMENT ADVISER                                       INVESTOR SERVICE
Massachusetts Financial Services Company                 MFS Service Center, Inc.
500 Boylston Street                                      P.O. Box 2281
Boston, MA 02116-3741                                    Boston, MA 02107-9906

DISTRIBUTOR                                              For general information, call toll free:
MFS Fund Distributors, Inc.                              1-800-225-2606 any business day from 8 a.m. to
500 Boylston Street                                      8 p.m. Eastern time.
Boston, MA 02116-3741
                                                         For service to speech- or hearing-impaired
PORTFOLIO MANAGER                                        individuals, call toll free: 1-800-637-6576 any
Terry A. Vittozzi+                                       business day from 9 a.m. to 5 p.m. Eastern time.
                                                         (To use this service, your phone must be equipped
CUSTODIAN                                                with a Telecommunications Device for the Deaf).
State Street Bank and Trust Company
                                                         For share prices, account balances, exchanges or
AUDITORS                                                 stock and bond outlooks, call toll free:
Deloitte & Touche LLP                                    1-800-MFS-TALK (1-800-637-8255) anytime from a
                                                         touch-tone telephone.
INVESTOR INFORMATION
For information on MFS mutual funds, call your           WORLD WIDE WEB
investment professional or, for an information           www.mfs.com
kit, call toll free: 1-800-637-2929 any business
day from 9 a.m. to 5 p.m. Eastern time (or leave a
message anytime).

+ MFS Investment Management

MFS(R) MONEY MARKET FUND                                     -------------
MFS(R) GOVERNMENT MONEY MARKET FUND                            PRSRT STD
                                                             U.S. POSTAGE
[logo] M F S(R)                                                  PAID
INVESTMENT MANAGEMENT                                             MFS
                                                             -------------
500 Boylston Street
Boston, MA 02116-3741

(C)2002 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

                                                  MCM-2  10/02  56M  10/310/810